Note 5 - Gain (Loss) on Solar Development (Details Textual) - USD ($) $ in Thousands				1 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 01, 2021	Jul. 02, 2019	Feb. 28, 2021	Oct. 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment						$ (13)	$ 769	$ 1,589
Total intangible assets and goodwill	$ 47,449					40,081	47,449	29,849
Total contract liabilities	1,129					974	1,129	6,013
Profit (loss) from operating activities						(14,038)	(5,014)	2,277
Total intangible assets other than goodwill	$ 21,655					21,812	$ 21,655	7,930
Sun connect portfolio [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment					$ 300
Consideration paid (received)					1,000
Other liabilities					$ 100
Ownership percentage of investment					100.00%
Total intangible assets other than goodwill					$ 800
ISS Joint Venture [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	50.00%						50.00%
Consideration transferred, acquisition-date fair value, including pre-acquisition equity interest	$ 5,400						$ 5,400
Net identifiable assets acquired (liabilities assumed)	13,200						13,200
Gain recognised in bargain purchase transaction	$ 7,800					0	7,848	0
Discontinued solar development projects in ISS Joint Venture [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment						0	(6,950)	(1,675)
Solar projects in Australia [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment					$ 500	23	(165)	496
Yoogali Solar Farm Pty Ltd [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary		50.00%
Net gains (losses) on disposals of property, plant and equipment		$ (200)
Total intangible assets and goodwill		$ 200
Daisy Hill Solar Farm Pty Ltd [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment				$ 100
VivoRex LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Net gains (losses) on disposals of property, plant and equipment						$ 0	$ 0	2,768
Consideration paid (received)			$ (1,000)
Gains (losses) on disposal of contract obligations			2,800
Total contract liabilities			2,500
Other liabilities			500
Cash and other current assets			$ 200
Profit (loss) from operating activities								$ 0